United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Quarter ended 02/29/16

Item 1. Schedule of Investments

Federated Strategic Income Fund
Portfolio of Investments
February 29, 2016 (unaudited)
Principal Amount, Foreign Par Amount, Contracts or Shares			Value
		CORPORATE BONDS—3.7%
		Basic Industry - Chemicals—0.3%
$132,000		Albemarle Corp., 4.150%, 12/01/2024	$128,769
135,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	128,605
1,250,000	[1]	Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	1,613,978
160,000		Valspar Corp., Sr. Unsecd. Note, 3.300%, 02/01/2025	158,103
250,000		Valspar Corp., Sr. Unsecd. Note, 4.400%, 02/01/2045	236,262
		TOTAL	2,265,717
		Basic Industry - Metals & Mining—0.1%
400,000		Alcoa, Inc., Sr. Unsecd. Note, 5.400%, 04/15/2021	396,100
200,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	176,969
175,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	179,870
120,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	133,820
		TOTAL	886,759
		Basic Industry - Paper—0.0%
250,000	[2,3,4]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
112,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	119,440
		TOTAL	119,440
		Capital Goods - Aerospace & Defense—0.1%
400,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	399,925
200,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	208,105
		TOTAL	608,030
		Capital Goods - Diversified Manufacturing—0.0%
155,000		Harsco Corp., 5.750%, 05/15/2018	101,913
		Communications - Cable & Satellite—0.1%
250,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 4.450%, 04/01/2024	264,052
250,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.150%, 03/15/2042	232,723
200,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 01/15/2023	203,999
		TOTAL	700,774
		Communications - Media & Entertainment—0.1%
300,000		21st Century Fox America, 3.000%, 09/15/2022	301,592
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	169,073
200,000		Viacom, Inc., Sr. Unsecd. Note, 4.250%, 09/01/2023	195,767
		TOTAL	666,432
		Communications - Telecom Wireless—0.0%
250,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	266,886
		Communications - Telecom Wirelines—0.1%
200,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	226,816
800,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	973,493
		TOTAL	1,200,309
		Consumer Cyclical - Automotive—0.0%
400,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	368,655
		Consumer Cyclical - Retailers—0.1%
300,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	310,338

Principal Amount, Foreign Par Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$300,000		CVS Caremark Corp., Sr. Unsecd. Note, 4.000%, 12/05/2023	$324,466
		TOTAL	634,804
		Consumer Non-Cyclical - Food/Beverage—0.1%
300,000	[1,5]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	295,263
250,000		PepsiCo, Inc., 2.750%, 04/30/2025	252,932
300,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	323,372
		TOTAL	871,567
		Consumer Non-Cyclical - Health Care—0.1%
400,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	409,867
325,000		Zimmer Holdings, Inc., Sr. Unsecd. Note, 3.550%, 04/01/2025	321,679
		TOTAL	731,546
		Consumer Non-Cyclical - Tobacco—0.1%
400,000		Reynolds American, Inc., Sr. Unsecd. Note, Series, 7.000%, 08/04/2041	460,167
		Energy - Integrated—0.2%
200,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/01/2021	201,398
300,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	259,102
400,000		Petrobras International Finance Co., Sr. Unsecd. Note, 3.500%, 02/06/2017	393,500
400,000		Petroleos Mexicanos, 6.500%, 06/02/2041	351,520
200,000		Petroleos Mexicanos, Company Guarantee, 5.500%, 01/21/2021	202,100
		TOTAL	1,407,620
		Energy - Midstream—0.1%
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	262,829
250,000		Enterprise Products Operating LLC, 3.900%, 02/15/2024	237,009
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.300%, 09/15/2020	196,417
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	173,282
100,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	74,629
300,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	246,473
		TOTAL	1,190,639
		Energy - Oil Field Services—0.1%
400,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	301,601
400,000		Weatherford International Ltd., 5.125%, 09/15/2020	280,248
		TOTAL	581,849
		Energy - Refining—0.1%
400,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	399,179
		Financial Institution - Banking—0.6%
300,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.300%, 01/11/2023	300,304
500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	487,229
400,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 11/21/2018	397,036
270,000		Citizens Financial Group, Inc., Sub. Note, 4.300%, 12/03/2025	277,839
400,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	368,489
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	341,302
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	351,754
200,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.000%, 03/30/2022	208,243
1,100,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 07/24/2020	1,219,042
729,175	[1,4]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	367,620
285,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.500%, 05/01/2019	286,596

Principal Amount, Foreign Par Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$400,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 09/26/2018	$405,295
		TOTAL	5,010,749
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 01/20/2023	197,900
490,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	487,123
		TOTAL	685,023
		Financial Institution - Finance Companies—0.1%
500,000		Susa Partnership LP, Sr. Unsecd. Note, 8.200%, 06/01/2017	539,938
		Financial Institution - Insurance - Life—0.4%
400,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	416,356
400,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	406,309
300,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	311,479
300,000	[1,5]	Mass Mutual Global Funding II, Sr. Secd. Note, Series 144A, 3.600%, 04/09/2024	315,977
400,000		MetLife, Inc., Sr. Unsecd. Note, 4.750%, 02/08/2021	438,663
200,000	[1,5]	Principal Life Global Funding II, Series 144A, 2.200%, 04/08/2020	200,912
250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	240,244
80,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	90,403
500,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	621,882
		TOTAL	3,042,225
		Financial Institution - Insurance - P&C—0.1%
300,000		CNA Financial Corp., Sr. Unsecd. Note, 5.750%, 08/15/2021	333,825
400,000	[1,5]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2023	410,457
		TOTAL	744,282
		Financial Institution - REIT - Healthcare—0.0%
300,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	313,631
		Financial Institution - REIT - Other—0.1%
635,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	643,953
		Technology—0.2%
200,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	199,809
100,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 05/06/2044	102,246
300,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	285,430
350,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.950%, 12/15/2024	343,199
565,000		Microsoft Corp., Sr. Unsecd. Note, 4.000%, 02/12/2055	525,587
600,000	[1,5]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 04/15/2025	577,656
		TOTAL	2,033,927
		Transportation - Railroads—0.1%
200,000		Burlington Northern Santa Fe Corp., 3.050%, 09/01/2022	205,763
430,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 02/01/2055	389,621
		TOTAL	595,384
		Utility - Electric—0.3%
400,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	433,395
400,000	[1,5]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	354,000
300,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	304,893
400,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	410,079
350,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 01/15/2025	348,437

Principal Amount, Foreign Par Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$300,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 06/15/2022	$320,362
		TOTAL	2,171,166
		TOTAL CORPORATE BONDS (IDENTIFIED COST $30,122,165)	29,242,564
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.3%
		Agency Commercial Mortgage-Backed Securities—0.3%
2,000,000	[1,5]	FREMF Mortgage Trust 2013-K25, Class B, 3.743%,11/25/2045	1,972,066
390,000	[1,5]	FREMF Mortgage Trust 2015-K49, Class B, 3.848%, 10/25/2048	321,860
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,364,324)	2,293,926
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.2%
		Commercial Mortgage—2.2%
1,600,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 04/10/2046	1,579,704
1,000,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	1,089,551
2,100,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 01/10/2046	2,104,194
2,000,000		Commercial Mortgage Trust 2014-LC15, Class A2, 2.840%, 04/10/2047	2,046,978
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	1,014,296
2,500,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 05/10/2045	2,641,783
1,500,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	1,488,282
900,000		Morgan Stanley BAML Trust 2014-C15, Class A2, 2.979%, 04/15/2047	928,397
1,000,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 03/15/2045	1,041,515
2,250,000	[1,5]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 04/10/2046	2,244,060
1,000,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 04/15/2045	1,058,960
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $17,260,084)	17,237,720
		COMMON STOCKS—5.8%
		Auto Components—0.3%
77,622	[2]	American Axle & Manufacturing Holdings, Inc.	1,134,834
50,380		Goodyear Tire & Rubber Co.	1,517,445
		TOTAL	2,652,279
		Building Products—0.2%
28,666	[2]	Nortek, Inc.	1,181,899
		Communications Equipment—0.2%
46,427	[2]	CommScope Holdings Co., Inc.	1,169,496
		Containers & Packaging—1.2%
45,494	[2]	Berry Plastics Group, Inc.	1,416,228
140,079		Graphic Packaging Holding Co.	1,727,174
12,890		Greif, Inc., Class A	341,714
71,187	[2]	Multi Packaging Solutions International Limited	1,092,009
116,766	[2]	Owens-Illinois, Inc.	1,746,819
37,308		Sealed Air Corp.	1,706,095
47,738		WestRock Co.	1,612,113
		TOTAL	9,642,152
		Electronic Equipment Instruments & Components—0.2%
24,781	[2]	Zebra Technologies Co., Class A	1,530,970
		Gas Utilities—0.1%
40,980		Suburban Propane Partners LP	1,099,903

Principal Amount, Foreign Par Amount, Contracts or Shares			Value
		COMMON STOCKS—continued
		Health Care Providers & Services—0.5%
56,952	[2]	Community Health Systems, Inc.	$861,114
59,509	[2]	Envision Healthcare Holdings, Inc.	1,308,603
5,300	[2]	Team Health Holdings, Inc.	236,221
54,870	[2]	Tenet Healthcare Corp.	1,361,874
		TOTAL	3,767,812
		Hotels Restaurants & Leisure—0.6%
65,535		Hilton Worldwide Holdings, Inc.	1,361,817
103,307	[2]	La Quinta Holdings, Inc.	1,121,914
108,226	[2]	Penn National Gaming, Inc.	1,497,848
14,800	[2]	Pinnacle Entertainment, Inc.	427,868
		TOTAL	4,409,447
		Leisure Products—0.1%
123,638	[2]	Performance Sports Group Ltd.	939,393
		Machinery—0.1%
55,956		Mueller Water Products, Inc.	481,781
		Media—0.8%
108,548	[2]	Entercom Communication Corp., Class A	1,240,704
82,583		Entravision Communications Corp.	637,541
57,933	[2]	Media General, Inc.	962,846
693,399	[2]	Radio One, Inc., Class D	936,089
62,255		Time, Inc.	877,795
141,852	[2]	Townsquare Media, Inc., Class A	1,383,057
		TOTAL	6,038,032
		Oil Gas & Consumable Fuels—0.2%
70,817		Crestwood Equity Partners LP	642,310
65,652		Williams Partners LP	1,294,658
		TOTAL	1,936,968
		Paper & Forest Products—0.1%
27,879	[2]	Clearwater Paper Corp.	1,133,839
		Semiconductors & Semiconductor Equipment—0.3%
65,615	[2]	Micron Technology, Inc.	697,488
25,900	[2]	Microsemi Corp.	896,917
71,089	[2]	Tower Semiconductor Ltd.	967,521
		TOTAL	2,561,926
		Specialty Retail—0.3%
61,480	[2]	Michaels Cos., Inc.	1,432,484
111,992	[2]	Party City Holdco, Inc.	1,107,601
		Technology Hardware Storage & Peripherals—0.2%
70,240	[2]	NCR Corp.	1,640,806
		Textiles Apparel & Luxury Goods—0.2%
18,368		PVH Corp.	1,453,827
		Trading Companies & Distributors—0.2%
54,186	[2]	HD Supply Holdings, Inc.	1,505,829
		TOTAL COMMON STOCKS (IDENTIFIED COST $53,291,072)	45,686,444

Principal Amount, Foreign Par Amount, Contracts or Shares			Value
		PREFERRED STOCK—0.0%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
40,000	[2,3,4]	Lehman Brothers Holdings, Pfd., Series D, 5.670% (IDENTIFIED COST $3,400)	$400
		PURCHASED PUT OPTION—0.0%
13,756,301		Goldman Sachs EUR PUT/NOK CALL (Put-Option) Strike Price: $9.35; Expiration Date: 5/5/2016 (IDENTIFIED COST $161,204)	176,906
		INVESTMENT COMPANIES—86.5%[6]
5,839,758		Emerging Markets Fixed Income Core Fund	199,118,974
11,004,871		Federated Mortgage Core Portfolio	109,718,563
3,210,091		Federated Prime Value Obligations Fund, Institutional Shares, 0.43%[7]	3,210,091
64,879,119		High Yield Bond Portfolio	373,054,933
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $711,926,442)	685,102,561
		TOTAL INVESTMENTS—98.5% (IDENTIFIED COST $815,128,691)[8]	779,740,521
		OTHER ASSETS AND LIABILITIES - NET—1.5%[9]	11,760,044
		TOTAL NET ASSETS—100%	$791,500,565
At February 29, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[2]United States Treasury Note 2-Year Long Futures	50	$10,927,344	June 2016	$(7,141)
[2]United States Treasury Note 5-Year Short Futures	65	$7,863,984	June 2016	$(13,355)
[2]United States Treasury Note 10-Year Short Futures	160	$20,882,500	June 2016	$(22,709)
[2]United States Treasury Ultra Bond Short Futures	2	$346,313	June 2016	$(114)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(43,319)
The average notional value of long and short futures contracts held by the Fund throughout the period was $10,899,414 and $41,211,848, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
3/2/2016	JPMorgan Chase	26,883 CAD	$19,830	$(39)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $643,037 and $665,708, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put options held by the Fund throughout the period was $44,227. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2016, these restricted securities amounted to $9,295,731, which represented 1.2% of total net assets.
2	Non-income-producing security.
3	Issuer in default.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Directors. At February 29, 2016, these liquid restricted securities amounted to $6,692,251, which represented 0.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Directors, if applicable, held at February 29, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$712,972	$367,620
Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	1/10/1997	$1,250,000	$1,613,978
Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	10/31/1996	$497,390	$621,882
6	Affiliated holdings.
7	7-day net yield.
8	At February 29, 2016, the cost of investments for federal tax purposes was $816,097,766. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) outstanding foreign currency commitments; and (b) futures contracts was $36,357,245. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $90,324,141 and net unrealized depreciation from investments for those securities having an excess of cost over value of $126,681,386.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Corporate Bonds	$—	$28,874,944	$367,620	$29,242,564
Commercial Mortgage-Backed Securities	—	2,293,926	—	2,293,926
Collateralized Mortgage Obligations	—	17,237,720	—	17,237,720
Equity Securities:
Common Stock
Domestic	44,718,923	—	—	44,718,923
International	967,521	—	—	967,521
Preferred Stock
Domestic	—	—	$400[1]	400
Purchased Put Option	—	176,906	—	176,906
Investment Companies	3,210,091	681,892,470[2]	—	685,102,561
TOTAL SECURITIES	$48,896,535	$730,475,966	$368,020	$779,740,521
Other Financial Instruments[3]
Assets	$—	$—	$—	$—
Liabilities	(43,358)	—	—	(43,358)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(43,358)	$—	$—	$(43,358)
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the NAV is not publicly available.
3	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 25, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 25, 2016